Trade and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Consolidated
	December 2024	June 2024
	$	$
Current assets
GST	41,771	31,440
Other debtors – research and development tax refund receivable	263,236	143,314
Accounts receivables	—	8,251
	305,007	183,005